Share-Based Compensation Plans - Phantom Stock Options (Details)	12 Months Ended
	Dec. 31, 2018 BRL (R$) EquityInstruments item	Dec. 31, 2017 BRL (R$) EquityInstruments	Dec. 31, 2016 EquityInstruments
Share-Based Compensation Plans
Number of share-based compensation plans | item	4
PSO
Number of shares
Available at the beginning of the year	5,055,519	3,048,991	3,570,103
Granted during the year	1,415,476	3,035,488	1,092,921
Intercompany transfer			32,061
Exercised	(751,859)	(695,532)	(1,144,900)
Exercised due to dismissal	(153,601)	(161,270)	(138,896)
Abandoned / prescribed due to dismissal	(520,178)	(172,158)	(362,298)
Available at the end of the year	5,045,357	5,055,519	3,048,991
Weighted average exercise price for share options exercised | R$	R$ 47.77
Weighted average exercise price for share options exercised due to dismissal | R$		R$ 19.84
PSO | SAR 2017 and PLUS 2017
Share-Based Compensation Plans
Required investment, as a percentage of total phantom share options at grant date		5.00%
Required investment, as a percentage of total phantom share options three years after grant date		20.00%
PSO | SAR 2017 and PLUS 2017 | Minimum
Share-Based Compensation Plans
Vesting period		3 years
PSO | SAR 2017 and PLUS 2017 | Maximum
Share-Based Compensation Plans
Vesting period		5 years